Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (“TSR”)(5)	Net Income (Loss) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$344,432	$344,432	$352,684	$352,684	$87.79	$2,218,014
2023	$379,646	$379,646	$358,538	$358,538	$30.70	$(835,576)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 352,684	$ 358,538
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 352,684	358,538
Compensation Actually Paid and Cumulative TSR		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid and Net Income (Loss)		Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	[3]	$ 87.79	30.70
Net Income (Loss) Attributable to Parent	[4]	2,218,014	(835,576)
Principal Executive Officer
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	344,432	379,646
PEO Actually Paid Compensation Amount	[6]	$ 344,432	$ 379,646

[1]	The dollar amounts reported in column (d) represent the amount reported for David Gordon, our company’s other Named Executive Officer, in the “Total” column of the Summary Compensation Table in each applicable year.
[2]	The figures in column (e) represent the compensation actually paid to David Gordon, our company’s other Named Executive Officer, for each year. Under SEC rules governing the “pay versus performance” disclosure, compensation for the Other NEOs (David Gordon) as reported in the Summary Compensation Table and as actually paid to the Other NEOs is identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect average compensation actually paid to the Other NEOs.
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[5]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Andrew Gordon (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “EXECUTIVE COMPENSATION—Summary Compensation Table.”
[6]	The figures in column (c) represent the compensation actually paid to the PEO (Andrew Gordon) for each year. Under SEC rules governing the “pay versus performance” disclosure, total compensation for the PEO as reported in the Summary Compensation Table and as actually paid to the PEO is identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect compensation actually paid to the PEO.